SEGMENT INFORMATION - Reconciliation of net revenue by reportable segments to consolidated net revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Feb. 02, 2018	Nov. 03, 2017	Aug. 04, 2017	May 05, 2017	Feb. 03, 2017	Oct. 28, 2016	Jul. 29, 2016	Apr. 29, 2016	Feb. 02, 2018	Feb. 03, 2017
Segment Reporting Information [Line Items]
Consolidated net revenue	$ 21,963	$ 19,556	$ 19,521	$ 18,000	$ 20,292	$ 16,473	$ 13,171	$ 12,228	$ 79,040	$ 62,164
Consolidated operating loss									(2,416)	(2,390)
Amortization of intangibles									(7,000)	(3,700)
Operating segments
Segment Reporting Information [Line Items]
Consolidated net revenue									78,129	62,122
Consolidated operating loss									7,921	6,187
Operating segments | Infrastructure Solutions Group (a)
Segment Reporting Information [Line Items]
Consolidated net revenue									39,218	36,509
Consolidated operating loss									2,044	1,751
Operating segments | Infrastructure Solutions Group
Segment Reporting Information [Line Items]
Consolidated net revenue									30,917	22,070
Consolidated operating loss									3,068	2,920
Operating segments | VMware
Segment Reporting Information [Line Items]
Consolidated net revenue									7,994	3,543
Consolidated operating loss									2,809	1,516
Operating segments | Other businesses
Segment Reporting Information [Line Items]
Consolidated net revenue									2,195	1,153
Consolidated operating loss									(125)	(42)
Unallocated/corporate
Segment Reporting Information [Line Items]
Consolidated net revenue									(15)	41
Consolidated operating loss									(24)	(198)
Other corporate expenses									(1,160)	(902)
Reconciling items
Segment Reporting Information [Line Items]
Consolidated net revenue									(1,269)	(1,152)
Impact of purchase accounting									(1,546)	(2,266)
Amortization of intangibles									(6,980)	(3,681)
Transaction-related expenses									$ (502)	$ (1,488)